4. Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Premises and Equipment

Major classifications of premises and equipment at December 31, 2018 and 2017 are summarized as follows:

(Dollars in thousands)
	2018	2017

Land	$3,456	3,700
Buildings and improvements	19,357	19,312
Furniture and equipment	22,315	21,115
Construction in process	381	847

Total premises and equipment	45,509	44,974

Less accumulated depreciation	27,059	25,063

Total net premises and equipment	$18,450	19,911

The Company recognized approximately $2.3 million in depreciation expense for the year ended December 31, 2018. Depreciation expense was approximately $2.1 million and $2.1 million for the years ended December 31, 2017 and 2016, respectively.

The Company had $544,000 net gains on the sale of premises and equipment for the year ended December 31, 2018, which was primarily due to the sale of a Bank building that housed primarily administrative staff. Staff working at this location have been relocated to other Bank locations.